1
The Gabelli Focused Growth and Income Fund
Schedule of Investments — June 30, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 90.6%
Automotive: Parts and Accessories  — 3.0%
48,431 Dana Inc. .................................................... $ 1,317,807
Building and Construction  — 2.5%
7,750 Herc Holdings Inc. ..................................... 1,110,885
Computer Software and Services  — 2.5%
300 Alphabet Inc., Cl. C ..................................... 105,999
10,000 ServiceNow Inc.† ....................................... 992,800
1,098,799
Diversified Industrial  — 1.3%
27,500 Energizer Holdings Inc. .............................. 589,600
Energy and Utilities  — 31.8%
212,100 Energy Transfer LP ..................................... 4,055,352
100,000 Enterprise Products Partners LP ................ 3,676,000
122,500 Kimbell Royalty Partners LP ...................... 1,779,925
60,000 Kinder Morgan Inc. .................................... 1,918,200
10,000 TXNM Energy Inc. ...................................... 567,800
172,500 XPLR Infrastructure LP† ............................ 2,037,225
14,034,502
Financial Services  — 4.9%
13,000 Apollo Global Management Inc. ................. 1,538,030
3,000 Morgan Stanley .......................................... 627,120
2,165,150
Food and Beverage  — 3.9%
60,000 Maple Leaf Foods Inc. ................................ 1,290,746
7,500 Mondelēz International Inc., Cl. A .............. 433,800
1,724,546
Health Care  — 4.6%
750 AbbVie Inc. ................................................. 188,730
25,000 Option Care Health Inc.† ............................ 524,250
55,000 Pfizer Inc. ................................................... 1,324,400
2,037,380
Metals and Mining  — 0.6%
3,000 Newmont Corp. .......................................... 280,200
Real Estate Investment Trusts  — 24.2%
150,000 Blackstone Mortgage Trust Inc., Cl. A ........ 2,542,500
420,919 Franklin BSP Realty Trust Inc. .................... 3,426,281
4,500 Simon Property Group Inc. ........................ 1,006,425
140,000 VICI Properties Inc. .................................... 3,717,000
10,692,206
Telecommunications  — 11.3%
155,000 AT&T Inc. ................................................... 3,208,500
67,000 ATN International Inc. ................................ 1,774,830
4,983,330
TOTAL COMMON STOCKS .................. 40,034,405
Shares
Market
Value
PREFERRED STOCKS  — 7.8%
Financial Services  — 6.8%
51,979 Compass Diversified Holdings, Ser. A,
7.250% ................................................... $ 1,018,788
7,500 Compass Diversified Holdings, Ser. B,
7.875% ................................................... 166,125
121,134 DigitalBridge Group Inc., Ser. H, 7.125% ... 1,806,108
2,991,021
Real Estate Investment Trusts  — 0.8%
18,447 Chimera Investment Corp., Ser. A, 8.000% 382,037
Retail  — 0.2%
17,143 QVC Group Inc., 8.000%, 03/15/31 ........... 88,287
TOTAL PREFERRED STOCKS ............... 3,461,345
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.6%
$ 690,000 U.S. Treasury Bills,
3.641% to 3.656%††,
08/27/26 to 09/10/26 ............................. 685,624
TOTAL INVESTMENTS BEFORE OPTIONS
WRITTEN — 100.0%
(Cost $31,411,808) ................................ $ 44,181,374
† Non-income producing security.
†† Represents annualized yields at dates of purchase.

The Gabelli Focused Growth and Income Fund
Schedule of Investments (Continued) — June 30, 2026 (Unaudited)
As of June 30, 2026, options written outstanding were as follows:
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Exchange Traded Call Options Written — (0.0)%
Energy Transfer LP 300 USD 30,000 USD 20.00 07/17/26 $ 1,500
XPLR Infrastructure LP 125 USD 12,500 USD 13.00 07/17/26 1,250
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN $ 2,750
TOTAL OPTIONS WRITTEN $ 2,750